Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Texas Express NGL [Member]	Dec. 31, 2011 Taxable Income [Member] Michigan [Member]	Dec. 31, 2010 Taxable Income [Member] Michigan [Member]	Dec. 31, 2011 Tax Surcharge [Member] Michigan [Member]	Dec. 31, 2010 Tax Surcharge [Member] Michigan [Member]	Dec. 31, 2011 Gross Receipts [Member] Michigan [Member]	Dec. 31, 2010 Gross Receipts [Member] Michigan [Member]	Dec. 31, 2011 Marysville Acquisition [Member]	Jan. 04, 2011 Marysville Acquisition [Member]	Dec. 31, 2010 Marysville Acquisition [Member]	Dec. 31, 2011 Marysville Acquisition [Member] Maximum [Member]
Income Taxes [Line Items]
Deferred tax balance	$ 0		$ 0
Deferred tax liabilities from acquisition													35
Taxes payable, current											5	35
Income taxes paid											29
Current, state income tax expense	(1)	(2)	(1)											1
Texas margin tax rate				1.00%
Michigan business tax					4.95%	4.95%	21.99%	21.99%	0.80%	0.80%
Net long-term deferred tax liabilities	$ 6	$ 6